Empower Lifetime 2025 Fund Expense Example - Empower Lifetime 2025 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	589
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,011
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,129